Rights of use of assets (Tables)	12 Months Ended
Jun. 30, 2020
Rights Of Use Of Assets Tables Abstract
Schedule of the composition of the rights of use of the Group´s assets

	06.30.20	06.30.19
Farmland	2,027	-
Offices, shopping malls and other buildings	4,116	-
Communication networks	11,004	-
Machinery and equipment	34	-
Others	4,747	-
Right-of-use assets	21,928	-

Non-current	21,928	-
Total	21,928	-

Schedule of changes in the Group´s rights of use

06.30.20
IFRS 16 initial adjustments	16,374
Additions (i)	8,859
Disposals	(4)
Transfer	164
Previsions	69
Amortization charges	(5,388)
Currency translation adjustment	1,779
Deconsolidation	(42)
Valorization	117
Total saldo al cierre	21,928

(i)	Includes incorporation by business combination

Schedule of depreciation charge for rights of use
	06.30.20	06.30.19
Farmland	254	-
Offices, shopping malls and other buildings	538	-
Communication networks	3,155	-
Others	1,018	-
Depreciation charge of right-of-use assets	4,965	-

Schedule of other charges to income related to rights of use
06.30.20
Right-of-use interests	(134)
Results from short-term leases	19,610
Results from variable leases not recognized as lease liabilities	797

Schedule of average discount rate and the term of liability for lease recognized

Agricultural business		Operations Center Argentina		Operations Center Israel
Average discount rate	Maturity date	Average discount rate	Maturity date	Average discount rate	Maturity date
6.9%	2022-2050	10,61%	2023-2041	3%	2022-2090